Share-based payments - Key assumptions of restricted stock units (Details) - Restricted Share Units Scheme - Monte carlo method	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement
Dividend yield	0.00%	0.00%	0.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	2.00%	2.00%	2.00%
Volatility	48.00%	43.00%	43.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%	3.00%	3.00%
Volatility	49.00%	49.00%	49.00%